Sale Of Equipment Installment Receivables (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended			19 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2015
Changes In Other Assets [Line Items]
Equipment installment sales - maximum installment period (in months)	30 months
Receivables sold during period (in millions)	$ 7,436	$ 4,707
Sale of equipment installment receivables - cash proceeds	4,439	2,528
Deferred purchase price recorded from sale of receivables	2,266	1,629
Other Assets, current	13,267	9,645		$ 13,267
Other Assets, noncurrent	15,346	13,425		15,346
Gain on repurchase of installment receivables	(32,954)	(39,697)	$ (28,414)
Deferred Purchase Price [Member]
Changes In Other Assets [Line Items]
Receivables sold during period (in millions)				580
Other Assets	2,961	1,606		2,961
Other Assets, current	1,772			1,772
Other Assets, noncurrent		1,606
Reduction of current deferred purchase price receivable for repurchase	$ 534
Deferred Purchase Price [Member] | Collections on behalf of purchaser [Member]
Changes In Other Assets [Line Items]
Receivables sold during period (in millions)				580
Finance Receivables [Member]
Changes In Other Assets [Line Items]
Equipment installment sales - maximum installment period (in months)	30 months
Receivables sold during period (in millions)				4,520
Other Assets	$ 5,719	4,265		5,719
Gain on repurchase of installment receivables	151
Repurchased installment receivables previously sold to the Purchasers	685
Finance Receivables [Member] | Collections on behalf of purchaser [Member]
Changes In Other Assets [Line Items]
Receivables sold during period (in millions)				4,520
Finance Receivables [Member] | Notes Receivable [Member]
Changes In Other Assets [Line Items]
Gross equipment installment receivables balance - current	3,239	2,514		$ 3,239
Finance Receivables, Net [Member]
Changes In Other Assets [Line Items]
Receivables sold during period (in millions)	$ 6,704	$ 4,126